DEFERRED TAX ASSETS AND LIABILITIES - UNRECOGNIZED DEFERRED TAX OF CERTAIN SUBSIDIARIES - NARRATIVE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 18,342	¥ 17,718
Write-down of deferred tax assets related to expiration of tax loss	5,564	¥ 4,349
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	4,135
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	2,308
Between two and three years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	1,986
Between three and four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	4,349
Later than four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 5,564